S-K 1602(a)(3) Forepart, Sponsor Compensation	May 13, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 20,000
Securities Issued or to be Issued, Shares (in Shares)	750,000
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	75,000
Climate Transition Special Opportunities SPAC I LP [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Securities Issued or to be Issued, Shares (in Shares)	75,000
Climate Transition Special Opportunities SPAC I LP [Member] | Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	4,541,667
Sponsor transferred [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	25,000
Independent directors [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Our Sponsor Currently Holds [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,675,000